UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07396

Western Asset Managed High Income Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(888) 777-0102

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2010

ITEM 1.                  SCHEDULE OF INVESTMENTS

WESTERN ASSET

MANAGED HIGH INCOME FUND INC.

FORM N-Q

NOVEMBER 30, 2010

Schedule of investments (unaudited)

November 30, 2010

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
CORPORATE BONDS & NOTES — 88.5%
CONSUMER DISCRETIONARY — 19.6%
Auto Components — 0.1%
Hertz Holdings Netherlands BV, Senior Secured Bonds	8.500%	7/31/15	170,000	EUR	$236,115	(a)
Automobiles — 1.0%
Ford Motor Credit Co., LLC, Senior Notes	9.875%	8/10/11	1,060,000		1,110,702
Motors Liquidation Co., Senior Debentures	8.375%	7/15/33	2,440,000		780,800	(b)
Motors Liquidation Co., Senior Notes	7.200%	1/15/11	1,860,000		578,925	(b)
Motors Liquidation Co., Senior Notes	7.125%	7/15/13	1,325,000		414,062	(b)
Total Automobiles					2,884,489
Diversified Consumer Services — 1.4%
Realogy Corp., Senior Notes	10.500%	4/15/14	2,000,000		1,735,000
Service Corp. International, Senior Notes	7.500%	4/1/27	195,000		189,638
Sotheby’s, Senior Notes	7.750%	6/15/15	560,000		599,200
Stonemor Operating LLC / Cornerstone Family Services of WV / Osiris Holding, Senior Notes	10.250%	12/1/17	1,435,000		1,535,450	(c)
Total Diversified Consumer Services					4,059,288
Hotels, Restaurants & Leisure — 6.8%
Boyd Gaming Corp., Senior Notes	9.125%	12/1/18	340,000		321,300	(a)
Boyd Gaming Corp., Senior Subordinated Notes	7.125%	2/1/16	410,000		342,863
CCM Merger Inc., Notes	8.000%	8/1/13	1,450,000		1,399,250	(a)
Downstream Development Quapaw, Senior Notes	12.000%	10/15/15	1,030,000		996,525	(a)
Dunkin Finance Corp., Senior Notes	9.625%	12/1/18	300,000		303,375	(a)
El Pollo Loco Inc., Senior Notes	11.750%	11/15/13	1,510,000		1,177,800
El Pollo Loco Inc., Senior Secured Notes	11.750%	12/1/12	575,000		589,375
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp.	11.000%	6/15/15	270,000		2,214	(a)(b)
Harrah’s Operating Co. Inc., Senior Bonds	5.625%	6/1/15	2,007,000		1,575,495
Harrah’s Operating Co. Inc., Senior Notes	10.750%	2/1/16	2,039,000		1,819,807
Harrah’s Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	729,000		798,255
Inn of the Mountain Gods Resort & Casino, Senior Notes	12.000%	11/15/10	2,375,000		970,781	(b)(d)(e)
Landry’s Holdings Inc., Senior Secured Notes	11.500%	6/1/14	600,000		567,000	(a)
Landry’s Restaurants Inc., Senior Secured Notes	11.625%	12/1/15	695,000		740,175
MGM MIRAGE Inc., Senior Notes	6.750%	4/1/13	1,110,000		1,062,825
MGM MIRAGE Inc., Senior Notes	5.875%	2/27/14	320,000		280,000
MGM Resorts International, Senior Secured Notes	10.375%	5/15/14	90,000		100,350
Mohegan Tribal Gaming Authority, Senior Secured Notes	11.500%	11/1/17	450,000		411,750	(a)
Mohegan Tribal Gaming Authority, Senior Subordinated Notes	8.000%	4/1/12	1,890,000		1,672,650
NCL Corp. Ltd., Senior Notes	9.500%	11/15/18	850,000		870,188	(a)
NCL Corp. Ltd., Senior Secured Notes	11.750%	11/15/16	1,110,000		1,262,625
Pinnacle Entertainment Inc., Senior Notes	8.625%	8/1/17	560,000		605,500
Pinnacle Entertainment Inc., Senior Subordinated Notes	7.500%	6/15/15	60,000		59,475
Pinnacle Entertainment Inc., Senior Subordinated Notes	8.750%	5/15/20	140,000		140,525
Sbarro Inc., Senior Notes	10.375%	2/1/15	635,000		307,975
Snoqualmie Entertainment Authority, Senior Secured Notes	4.428%	2/1/14	545,000		455,075	(a)(f)
Snoqualmie Entertainment Authority, Senior Secured Notes	9.125%	2/1/15	105,000		97,650	(a)
Station Casinos Inc., Senior Notes	6.000%	4/1/12	860,000		86	(b)(d)
Station Casinos Inc., Senior Notes	7.750%	8/15/16	1,430,000		286	(b)(d)
Station Casinos Inc., Senior Subordinated Notes	6.625%	3/15/18	40,000		16	(b)(d)
Total Hotels, Restaurants & Leisure					18,931,191
Internet & Catalog Retail — 0.8%
Netflix Inc., Senior Notes	8.500%	11/15/17	810,000		915,300
QVC Inc., Senior Secured Notes	7.375%	10/15/20	1,205,000		1,265,250	(a)
Total Internet & Catalog Retail					2,180,550

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

November 30, 2010

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Media — 5.0%
Affinity Group Inc., Senior Secured Notes	11.500%	12/1/16	430,000		$419,250	(a)
Cablevision Systems Corp., Senior Notes	8.000%	4/15/20	270,000		290,925
CCH II LLC/CCH II Capital Corp., Senior Notes	13.500%	11/30/16	301,825		356,531
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.875%	4/30/18	1,140,000		1,185,600	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	8.125%	4/30/20	1,130,000		1,192,150	(a)
Cengage Learning Acquisitions Inc., Senior Notes	10.500%	1/15/15	850,000		854,250	(a)
Cengage Learning Acquisitions Inc., Senior Subordinated Notes	13.250%	7/15/15	980,000		1,009,400	(a)
DISH DBS Corp., Senior Notes	6.625%	10/1/14	60,000		62,325
DISH DBS Corp., Senior Notes	7.875%	9/1/19	700,000		738,500
EN Germany Holdings BV, Senior Secured Notes	10.750%	11/15/15	820,000	EUR	1,038,456	(a)
Nielsen Finance LLC/Nielsen Finance Co., Senior Notes	7.750%	10/15/18	2,640,000		2,699,400	(a)
Nielsen Finance LLC/Nielsen Finance Co., Senior Subordinated Notes, step bond	0.000%	8/1/16	1,390,000		1,410,850
Univision Communications Inc., Senior Notes	8.500%	5/15/21	1,110,000		1,065,600	(a)
Univision Communications Inc., Senior Secured Notes	12.000%	7/1/14	205,000		223,194	(a)
Univision Communications Inc., Senior Secured Notes	7.875%	11/1/20	860,000		883,650	(a)
UPC Holding BV, Senior Notes	9.875%	4/15/18	410,000		442,800	(a)
Total Media					13,872,881
Multiline Retail — 0.5%
Neiman Marcus Group Inc., Senior Secured Notes	7.125%	6/1/28	1,485,000		1,440,450
Specialty Retail — 2.7%
American Greetings Corp., Senior Notes	7.375%	6/1/16	1,770,000		1,831,950
American Greetings Corp., Senior Notes	7.375%	6/1/16	205,000		203,975
American Greetings Corp., Senior Notes	7.375%	6/1/16	160,000		155,200
Michaels Stores Inc., Senior Notes	7.750%	11/1/18	910,000		889,525	(a)
Michaels Stores Inc., Senior Subordinated Bonds	11.375%	11/1/16	670,000		727,787
Michaels Stores Inc., Senior Subordinated Notes, step bond	0.000%	11/1/16	2,280,000		2,217,300
PETCO Animal Supplies Inc., Senior Notes	9.250%	12/1/18	1,380,000		1,397,250	(a)
Total Specialty Retail					7,422,987
Textiles, Apparel & Luxury Goods — 1.3%
Giraffe Acquisition Corp., Senior Notes	9.125%	12/1/18	1,050,000		1,060,500	(a)
Oxford Industries Inc., Senior Secured Notes	11.375%	7/15/15	1,565,000		1,764,538
Phillips-Van Heusen Corp., Senior Notes	7.375%	5/15/20	680,000		732,700
Total Textiles, Apparel & Luxury Goods					3,557,738
TOTAL CONSUMER DISCRETIONARY					54,585,689
CONSUMER STAPLES — 1.0%
Food Products — 0.9%
Bumble Bee Foods LLC, Senior Secured Notes	7.750%	12/15/15	774,000		886,230
Del Monte Corp., Senior Subordinated Notes	7.500%	10/15/19	425,000		483,437
Simmons Foods Inc., Senior Secured Notes	10.500%	11/1/17	780,000		811,200	(a)
Smithfield Foods Inc., Senior Secured Notes	10.000%	7/15/14	370,000		419,950	(a)
Total Food Products					2,600,817
Tobacco — 0.1%
Alliance One International Inc., Senior Notes	10.000%	7/15/16	150,000		157,500
TOTAL CONSUMER STAPLES					2,758,317
ENERGY — 15.4%
Energy Equipment & Services — 2.6%
Basic Energy Services Inc., Senior Secured Notes	11.625%	8/1/14	1,135,000		1,259,850
Complete Production Services Inc., Senior Notes	8.000%	12/15/16	690,000		710,700
Frac Tech Services LLC/Frac Tech Finance Inc., Senior Notes	7.125%	11/15/18	700,000		696,500	(a)
GulfMark Offshore Inc., Senior Subordinated Notes	7.750%	7/15/14	990,000		1,004,850
Hercules Offshore LLC, Senior Secured Notes	10.500%	10/15/17	1,030,000		824,000	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

November 30, 2010

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Energy Equipment & Services — cont’d
Key Energy Services Inc., Senior Notes	8.375%	12/1/14	1,215,000	$1,290,938
Parker Drilling Co., Senior Notes	9.125%	4/1/18	900,000	936,000
Precision Drilling Corp., Senior Notes	6.625%	11/15/20	660,000	668,250	(a)
Total Energy Equipment & Services				7,391,088
Oil, Gas & Consumable Fuels — 12.8%
Alta Mesa Holdings/Alta Mesa Finance Services Corp., Senior Notes	9.625%	10/15/18	290,000	282,750	(a)
Belden & Blake Corp., Secured Notes	8.750%	7/15/12	2,360,000	2,253,800
Berry Petroleum Co., Senior Notes	10.250%	6/1/14	700,000	798,000
Berry Petroleum Co., Senior Notes	6.750%	11/1/20	90,000	89,775
Brigham Exploration Co., Senior Notes	8.750%	10/1/18	430,000	460,100	(a)
Calfrac Holdings LP, Senior Notes	7.500%	12/1/20	490,000	488,775	(a)
Chesapeake Energy Corp., Senior Notes	7.250%	12/15/18	745,000	785,975
Chesapeake Energy Corp., Senior Notes	6.625%	8/15/20	420,000	425,250
Compagnie Generale de Geophysique-Veritas, Senior Notes	7.500%	5/15/15	345,000	355,350
Compagnie Generale de Geophysique-Veritas, Senior Notes	9.500%	5/15/16	270,000	294,300
Compagnie Generale de Geophysique-Veritas, Senior Notes	7.750%	5/15/17	200,000	211,000
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	860,000	935,250	(a)
Corral Petroleum Holdings AB, Senior Bonds	2.000%	9/18/11	1,584,057	1,469,213	(a)(g)
Crosstex Energy LP/Crosstex Energy Finance Corp., Senior Notes	8.875%	2/15/18	220,000	230,450
El Paso Corp., Senior Notes	8.250%	2/15/16	90,000	98,895
Energy Transfer Equity LP, Senior Notes	7.500%	10/15/20	830,000	863,200
Enterprise Products Operating LLP, Junior Subordinated Notes	8.375%	8/1/66	840,000	893,505	(f)
Enterprise Products Operating LLP, Subordinated Notes	7.034%	1/15/68	1,040,000	1,079,203	(f)
EXCO Resources Inc., Senior Notes	7.500%	9/15/18	1,570,000	1,507,200
Griffin Coal Mining Co. Pty Ltd., Senior Notes	9.500%	12/1/16	40,000	25,500	(a)(b)
Inergy LP/Inergy Finance Corp., Senior Notes	7.000%	10/1/18	590,000	607,700	(a)
International Coal Group Inc., Senior Secured Notes	9.125%	4/1/18	1,100,000	1,193,500
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	8.625%	4/15/20	830,000	883,950	(a)
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	7.750%	2/1/21	460,000	469,200	(a)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	8.750%	4/15/18	640,000	691,200
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	6.750%	11/1/20	40,000	40,100
Murray Energy Corp., Senior Secured Notes	10.250%	10/15/15	1,225,000	1,255,625	(a)
OPTI Canada Inc., Senior Secured Notes	9.000%	12/15/12	720,000	720,000	(a)
OPTI Canada Inc., Senior Secured Notes	9.750%	8/15/13	320,000	320,000	(a)
OPTI Canada Inc., Senior Secured Notes	7.875%	12/15/14	245,000	169,663
OPTI Canada Inc., Senior Secured Notes	8.250%	12/15/14	460,000	322,000
Overseas Shipholding Group Inc., Senior Notes	8.125%	3/30/18	905,000	927,625
Peabody Energy Corp., Senior Notes	7.375%	11/1/16	750,000	830,625
Peabody Energy Corp., Senior Notes	7.875%	11/1/26	310,000	341,000
Petroplus Finance Ltd., Senior Notes	6.750%	5/1/14	380,000	345,800	(a)
Petroplus Finance Ltd., Senior Notes	7.000%	5/1/17	470,000	406,550	(a)
Plains Exploration & Production Co., Senior Notes	10.000%	3/1/16	685,000	763,775
Plains Exploration & Production Co., Senior Notes	8.625%	10/15/19	725,000	793,875
PT Adaro Indonesia, Senior Notes	7.625%	10/22/19	250,000	266,250	(a)
Quicksilver Resources Inc., Senior Notes	11.750%	1/1/16	1,245,000	1,434,862
Quicksilver Resources Inc., Senior Notes	9.125%	8/15/19	200,000	216,000
Range Resources Corp., Senior Subordinated Notes	8.000%	5/15/19	170,000	186,150
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	6.875%	12/1/18	820,000	832,300
SandRidge Energy Inc., Senior Toggle Notes	8.625%	4/1/15	1,150,000	1,127,000	(g)
Stone Energy Corp., Senior Notes	8.625%	2/1/17	580,000	582,900

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

November 30, 2010

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Oil, Gas & Consumable Fuels — cont’d
Teekay Corp., Senior Notes	8.500%	1/15/20	1,390,000		$1,522,050
Tennessee Gas Pipeline Co., Senior Notes	8.000%	2/1/16	645,000		763,688
Tennessee Gas Pipeline Co., Senior Notes	8.375%	6/15/32	1,960,000		2,285,609
TNK-BP Finance SA, Senior Notes	7.875%	3/13/18	918,000		1,023,570	(a)
Whiting Petroleum Corp., Senior Subordinated Notes	7.000%	2/1/14	55,000		57,475
Whiting Petroleum Corp., Senior Subordinated Notes	6.500%	10/1/18	710,000		724,200
Total Oil, Gas & Consumable Fuels					35,651,733
TOTAL ENERGY					43,042,821
FINANCIALS — 11.1%
Capital Markets — 0.9%
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	670,000		674,480
Offshore Group Investments Ltd., Senior Secured Notes	11.500%	8/1/15	1,820,000		1,929,200	(a)
Total Capital Markets					2,603,680
Commercial Banks — 2.3%
BAC Capital Trust VI, Capital Securities, Junior Subordinated Notes	5.625%	3/8/35	650,000		581,861
BankAmerica Institutional Capital A, Junior Subordinated Bonds	8.070%	12/31/26	310,000		313,875	(a)
BankAmerica Institutional Capital B, Junior Subordinated Bonds	7.700%	12/31/26	200,000		201,500	(a)
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/16	678,739		670,255
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/17	2,648,235		2,595,270
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	510,000		520,200	(a)(f)(h)
NB Capital Trust II, Junior Subordinated Notes	7.830%	12/15/26	900,000		910,125
NB Capital Trust IV, Junior Subordinated Notes	8.250%	4/15/27	590,000		598,850
Total Commercial Banks					6,391,936
Consumer Finance — 2.9%
Ally Financial Inc., Debentures	0.000%	6/15/15	2,610,000		1,872,675
Ally Financial Inc., Senior Bonds	0.000%	12/1/12	1,160,000		1,028,661
Ally Financial Inc., Senior Notes	8.300%	2/12/15	40,000		42,200
Ally Financial Inc., Senior Notes	7.500%	9/15/20	1,490,000		1,467,650	(a)
Ford Motor Credit Co., LLC, Senior Notes	12.000%	5/15/15	1,595,000		1,977,604
GMAC International Finance BV, Senior Bonds	7.500%	4/21/15	460,000	EUR	601,581
SLM Corp., Medium-Term Notes	8.000%	3/25/20	600,000		603,980
SLM Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	570,000		596,051
Total Consumer Finance					8,190,402
Diversified Financial Services — 4.3%
AES Red Oak LLC, Secured Notes	9.200%	11/30/29	870,000		863,475
Astoria Depositor Corp., Pass-Through Certificates	8.144%	5/1/21	950,000		952,375	(a)
Bank of America Corp., Notes, Preferred Securities	8.000%	1/30/18	65,000		65,029	(f)(h)
Bankrate Inc., Senior Secured Notes	11.750%	7/15/15	450,000		492,750	(a)
Capital One Capital V, Junior Subordinated Notes, Cumulative Trust Preferred Securities	10.250%	8/15/39	680,000		723,350
Countrywide Capital III, Junior Subordinated Notes	8.050%	6/15/27	180,000		188,325
Express LLC/Express Finance Corp., Senior Notes	8.750%	3/1/18	820,000		873,300
Fresenius U.S. Finance II Inc., Senior Notes	9.000%	7/15/15	340,000		391,000	(a)
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, Senior Secured Notes	9.000%	11/15/20	560,000		557,200	(a)
Interactive Data Corp., Senior Notes	10.250%	8/1/18	520,000		561,288	(a)(c)
International Lease Finance Corp., Medium-Term Notes, Senior Notes	5.625%	9/20/13	1,010,000		999,900
International Lease Finance Corp., Notes	5.875%	5/1/13	170,000		170,000
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	2,520,000		2,683,800
LBI Escrow Corp., Senior Secured Notes	8.000%	11/1/17	1,040,000		1,124,500	(a)
MBNA Capital A, Junior Subordinated Notes	8.278%	12/1/26	840,000		852,600
Midwest Gaming Borrower LLC/Midwest Finance Corp., Senior Secured Notes	11.625%	4/15/16	320,000		333,600	(a)
Unitymedia GmbH, Senior Secured Bonds	8.125%	12/1/17	160,000		167,200	(a)
Total Diversified Financial Services					11,999,692

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

November 30, 2010

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Insurance — 0.7%
American International Group Inc., Senior Notes	8.250%	8/15/18	890,000	$1,014,600
American International Group Inc., Senior Notes	6.400%	12/15/20	550,000	548,575
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	360,000	386,100	(a)
Total Insurance				1,949,275
TOTAL FINANCIALS				31,134,985
HEALTH CARE — 5.4%
Health Care Equipment & Supplies — 0.4%
Biomet Inc., Senior Notes	10.000%	10/15/17	320,000	350,400
Biomet Inc., Senior Notes	11.625%	10/15/17	220,000	243,650
Biomet Inc., Senior Toggle Notes	10.375%	10/15/17	345,000	377,775	(g)
Total Health Care Equipment & Supplies				971,825
Health Care Providers & Services — 4.9%
American Renal Holdings, Senior Secured Notes	8.375%	5/15/18	690,000	717,600	(a)
CRC Health Corp., Senior Subordinated Notes	10.750%	2/1/16	2,585,000	2,585,000
HCA Inc., Debentures	7.500%	11/15/95	2,345,000	1,870,137
HCA Inc., Notes	7.690%	6/15/25	490,000	465,500
HCA Inc., Senior Secured Notes	7.875%	2/15/20	1,890,000	2,019,937
inVentiv Health Inc., Senior Notes	10.000%	8/15/18	310,000	305,350	(a)
Tenet Healthcare Corp., Senior Secured Notes	9.000%	5/1/15	500,000	538,750
Tenet Healthcare Corp., Senior Secured Notes	10.000%	5/1/18	1,097,000	1,231,383
Universal Hospital Services Inc., Senior Secured Notes	4.134%	6/1/15	320,000	292,000	(f)
Universal Hospital Services Inc., Senior Secured Notes	8.500%	6/1/15	1,190,000	1,225,700	(g)
US Oncology Inc., Senior Secured Notes	9.125%	8/15/17	1,305,000	1,579,050
Vanguard Health Holdings Co., II LLC, Senior Notes	8.000%	2/1/18	850,000	862,750
Total Health Care Providers & Services				13,693,157
Health Care Technology — 0.1%
MedAssets Inc., Senior Notes	8.000%	11/15/18	320,000	324,000	(a)
TOTAL HEALTH CARE				14,988,982
INDUSTRIALS — 12.4%
Aerospace & Defense — 1.7%
Freedom Group Inc., Senior Secured Notes	10.250%	8/1/15	1,195,000	1,242,800	(a)
Kratos Defense & Security Solutions Inc., Senior Secured Notes	10.000%	6/1/17	630,000	706,388
Triumph Group Inc., Senior Notes	8.625%	7/15/18	1,040,000	1,134,900
Wyle Services Corp., Senior Subordinated Notes	10.500%	4/1/18	1,605,000	1,588,950	(a)
Total Aerospace & Defense				4,673,038
Airlines — 2.5%
Continental Airlines Inc., Pass-Through Certificates	7.373%	12/15/15	162,861	162,861
Continental Airlines Inc., Pass-Through Certificates	9.250%	5/10/17	109,234	118,109	(c)
Continental Airlines Inc., Pass-Through Certificates, Subordinated Secured Notes	8.312%	4/2/11	42,052	42,683
Continental Airlines Inc., Pass-Through Certificates, Subordinated Secured Notes	7.339%	4/19/14	1,110,730	1,130,167
Continental Airlines Inc., Senior Secured Notes	6.750%	9/15/15	300,000	310,125	(a)
DAE Aviation Holdings Inc., Senior Notes	11.250%	8/1/15	2,695,000	2,802,800	(a)
Delta Air Lines Inc., Pass-Through Certificates	7.711%	9/18/11	230,000	238,050
Delta Air Lines Inc., Pass-Through Certificates	8.954%	8/10/14	61,586	64,512
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	749,078	777,168
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Secured Notes	9.750%	12/17/16	361,091	392,686
Delta Air Lines Inc., Senior Secured Notes	9.500%	9/15/14	359,000	391,310	(a)
United Air Lines Inc., Senior Secured Notes	9.875%	8/1/13	410,000	448,950	(a)
Total Airlines				6,879,421
Building Products — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, step bond	0.000%	6/30/15	395,200	235,144	(a)(d)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

November 30, 2010

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Building Products — cont’d
USG Corp., Senior Notes	8.375%	10/15/18	200,000	$193,000	(a)
Total Building Products				428,144
Commercial Services & Supplies — 2.1%
ACCO Brands Corp., Senior Secured Notes	10.625%	3/15/15	1,020,000	1,139,850
ACCO Brands Corp., Senior Subordinated Notes	7.625%	8/15/15	380,000	377,150
Altegrity Inc., Senior Subordinated Notes	10.500%	11/1/15	120,000	121,200	(a)
Altegrity Inc., Senior Subordinated Notes	11.750%	5/1/16	1,570,000	1,558,225	(a)
American Reprographics Co., Senior Notes	10.500%	12/15/16	780,000	780,000	(a)
Garda World Security Corp., Senior Notes	9.750%	3/15/17	440,000	465,300	(a)
Geo Group Inc., Senior Notes	7.750%	10/15/17	980,000	1,043,700
RSC Equipment Rental Inc./RSC Holdings III LLC, Senior Secured Notes	10.000%	7/15/17	390,000	432,900	(a)
Total Commercial Services & Supplies				5,918,325
Construction & Engineering — 0.3%
Abengoa Finance SAU, Senior Notes	8.875%	11/1/17	800,000	772,000	(a)
Electrical Equipment — 0.3%
NES Rentals Holdings Inc., Senior Secured Notes	12.250%	4/15/15	830,000	726,250	(a)
Industrial Conglomerates — 0.3%
Leucadia National Corp., Senior Notes	8.125%	9/15/15	850,000	926,500
Marine — 0.9%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.625%	11/1/17	1,450,000	1,464,500	(a)
Trico Shipping AS, Senior Secured Notes	13.875%	11/1/14	1,330,000	1,110,550	(a)(b)
Total Marine				2,575,050
Road & Rail — 2.6%
Jack Cooper Holdings Corp.	12.750%	12/15/15	1,198,000	1,186,966	(a)(c)
Kansas City Southern de Mexico, Senior Notes	12.500%	4/1/16	571,000	708,040
Kansas City Southern de Mexico, Senior Notes	8.000%	2/1/18	2,030,000	2,192,400
Kansas City Southern Railway, Senior Notes	13.000%	12/15/13	136,000	163,880
Kansas City Southern Railway, Senior Notes	8.000%	6/1/15	140,000	150,150
Quality Distribution LLC/QD Capital Corp., Senior Secured Notes	9.875%	11/1/18	1,490,000	1,445,300	(a)
RailAmerica Inc., Senior Secured Notes	9.250%	7/1/17	1,344,000	1,478,400
Total Road & Rail				7,325,136
Trading Companies & Distributors — 0.6%
Ashtead Capital Inc., Notes	9.000%	8/15/16	470,000	492,325	(a)
Ashtead Holdings PLC, Senior Secured Notes	8.625%	8/1/15	280,000	291,900	(a)
H&E Equipment Services Inc., Senior Notes	8.375%	7/15/16	835,000	843,350
Total Trading Companies & Distributors				1,627,575
Transportation — 1.0%
Hapag-Lloyd AG, Senior Notes	9.750%	10/15/17	1,600,000	1,688,000	(a)
Syncreon Global Ireland Ltd./Syncreon Global Finance US Inc., Senior Notes	9.500%	5/1/18	1,000,000	1,027,500	(a)
Total Transportation				2,715,500
TOTAL INDUSTRIALS				34,566,939
INFORMATION TECHNOLOGY — 3.1%
Electronic Equipment, Instruments & Components — 0.7%
NXP BV/NXP Funding LLC, Senior Secured Notes	9.750%	8/1/18	1,830,000	1,985,550	(a)
IT Services — 1.4%
Ceridian Corp., Senior Notes	12.250%	11/15/15	899,925	875,177	(g)
First Data Corp., Senior Notes	5.625%	11/1/11	150,000	148,875
First Data Corp., Senior Notes	10.550%	9/24/15	2,837,203	2,461,274	(g)
GXS Worldwide Inc., Senior Secured Notes	9.750%	6/15/15	460,000	456,550
Total IT Services				3,941,876
Semiconductors & Semiconductor Equipment— 0.9%
CDW LLC/CDW Finance Corp., Senior Notes	11.000%	10/12/15	190,000	195,700	(a)
Freescale Semiconductor Inc., Senior Notes	10.750%	8/1/20	310,000	309,225	(a)
Freescale Semiconductor Inc., Senior Secured Notes	9.250%	4/15/18	400,000	421,000	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

November 30, 2010

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Semiconductors & Semiconductor Equipment— cont’d
Freescale Semiconductor Inc., Senior Subordinated Notes	10.125%	12/15/16	1,260,000		$1,200,150
Freescale Semiconductor Inc., Senior Toggle Notes	9.125%	12/15/14	219,555		221,751	(g)
Spansion LLC, Senior Notes	7.875%	11/15/17	220,000		225,225	(a)
Total Semiconductors & Semiconductor Equipment					2,573,051
Software — 0.1%
Aspect Software Inc., Senior Secured Notes	10.625%	5/15/17	80,000		81,200	(a)
TOTAL INFORMATION TECHNOLOGY					8,581,677
MATERIALS — 7.8%
Chemicals — 3.1%
Ashland Inc., Senior Notes	9.125%	6/1/17	1,950,000		2,247,375
CF Industries Inc., Senior Notes	7.125%	5/1/20	510,000		571,838
FMC Finance III SA, Senior Notes	6.875%	7/15/17	1,170,000		1,254,825
Georgia Gulf Corp., Senior Secured Notes	9.000%	1/15/17	735,000		782,775	(a)
Ineos Finance PLC, Senior Secured Notes	9.000%	5/15/15	700,000		728,000	(a)
Kerling PLC, Senior Secured Notes	10.625%	1/28/17	582,000	EUR	797,960	(a)
Lyondell Chemical Co., Senior Secured Notes	11.000%	5/1/18	290,000		324,075
Solutia Inc., Senior Notes	8.750%	11/1/17	585,000		643,500
Solutia Inc., Senior Notes	7.875%	3/15/20	740,000		801,050
Texas Petro Chemical Corp. Group LLC, Senior Secured Notes	8.250%	10/1/17	470,000		484,100	(a)
Total Chemicals					8,635,498
Containers & Packaging — 2.2%
Ardagh Packaging Finance PLC, Senior Notes	9.125%	10/15/20	1,360,000		1,407,600	(a)
Ardagh Packaging Finance PLC, Senior Secured Notes	7.375%	10/15/17	340,000	EUR	435,820	(a)
Berry Plastics Corp., Senior Secured Notes	9.500%	5/15/18	740,000		714,100
Radnor Holdings Inc., Senior Notes	11.000%	3/15/10	425,000		0	(b)(c)(d)(e)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Senior Notes	9.000%	4/15/19	1,500,000		1,533,750	(a)
Solo Cup Co., Senior Secured Notes	10.500%	11/1/13	635,000		665,163
Viskase Cos. Inc., Senior Secured Notes	9.875%	1/15/18	1,280,000		1,331,200	(a)(d)
Viskase Cos. Inc., Senior Secured Notes	9.875%	1/15/18	100,000		104,000	(a)(d)
Total Containers & Packaging					6,191,633
Metals & Mining — 0.5%
FMG Resources (August 2006) Pty Ltd., Senior Notes	7.000%	11/1/15	470,000		478,225	(a)
Ryerson Holding Corp., Senior Discount Notes	0.000%	2/1/15	1,720,000		769,700	(a)(c)
Ryerson Inc., Senior Secured Notes	12.000%	11/1/15	20,000		20,625
Total Metals & Mining					1,268,550
Paper & Forest Products — 2.0%
Appleton Papers Inc., Senior Secured Notes	11.250%	12/15/15	2,192,000		1,731,680	(a)
Georgia-Pacific LLC, Senior Notes	8.250%	5/1/16	110,000		122,100	(a)
Neenah Paper Inc., Senior Notes	7.375%	11/15/14	320,000		325,200
NewPage Corp., Senior Secured Notes	11.375%	12/31/14	1,490,000		1,355,900
PE Paper Escrow GmbH, Senior Secured Notes	12.000%	8/1/14	340,000		391,589	(a)
Smurfit Capital Funding PLC, Debentures	7.500%	11/20/25	240,000		219,000
Verso Paper Holdings LLC, Senior Secured Notes	11.500%	7/1/14	1,155,000		1,258,950
Verso Paper Holdings LLC, Senior Subordinated Notes	11.375%	8/1/16	250,000		245,312
Total Paper & Forest Products					5,649,731
TOTAL MATERIALS					21,745,412
TELECOMMUNICATION SERVICES — 7.4%
Diversified Telecommunication Services — 4.5%
Angel Lux Common SA, Senior Secured Bonds	8.875%	5/1/16	110,000		117,700	(a)
Cincinnati Bell Inc., Senior Notes	8.375%	10/15/20	580,000		540,850
Cincinnati Bell Telephone Co., Senior Debentures	6.300%	12/1/28	115,000		91,425
Hawaiian Telcom Communications Inc., Senior Subordinated Notes	12.500%	5/1/15	670,000		67	(b)(c)(d)
Inmarsat Finance PLC, Senior Notes	7.375%	12/1/17	1,350,000		1,424,250	(a)
Intelsat Jackson Holdings Ltd., Senior Notes	9.500%	6/15/16	125,000		132,500

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

November 30, 2010

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Diversified Telecommunication Services— cont’d
Intelsat Jackson Holdings Ltd., Senior Notes	11.250%	6/15/16	30,000	$32,213
Intelsat Jackson Holdings Ltd., Senior Notes	11.500%	6/15/16	2,340,000	2,515,500
Level 3 Financing Inc., Senior Notes	9.250%	11/1/14	600,000	582,000
Qwest Communications International Inc., Senior Notes	8.000%	10/1/15	315,000	336,262	(a)
TW Telecom Holdings Inc., Senior Notes	8.000%	3/1/18	1,035,000	1,097,100
Valor Telecommunications Enterprises LLC/Finance Corp., Senior Notes	7.750%	2/15/15	140,000	143,922
West Corp., Senior Notes	8.625%	10/1/18	780,000	815,100	(a)
West Corp., Senior Notes	7.875%	1/15/19	1,120,000	1,108,800	(a)
Wind Acquisition Finance SA, Senior Bonds	12.000%	12/1/15	800,000	849,000	(a)
Wind Acquisition Finance SA, Senior Notes	11.750%	7/15/17	700,000	780,500	(a)
Wind Acquisition Finance SA, Senior Secured Notes	7.250%	2/15/18	480,000	474,000	(a)
Wind Acquisition Holdings Finance SpA, Senior Notes	12.250%	7/15/17	711,441	807,486	(a)(g)
Windstream Corp., Senior Notes	8.625%	8/1/16	300,000	312,750
Windstream Corp., Senior Notes	7.750%	10/15/20	480,000	485,400	(a)
Total Diversified Telecommunication Services				12,646,825
Wireless Telecommunication Services — 2.9%
MetroPCS Wireless Inc., Senior Notes	7.875%	9/1/18	660,000	687,225
Sprint Capital Corp., Global Notes	6.900%	5/1/19	490,000	471,625
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	350,000	299,250
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	5,225,000	5,198,875
True Move Co., Ltd., Notes	10.750%	12/16/13	1,370,000	1,452,200	(a)
Total Wireless Telecommunication Services				8,109,175
TOTAL TELECOMMUNICATION SERVICES				20,756,000
UTILITIES — 5.3%
Electric Utilities— 1.0%
Reliant Energy Mid-Atlantic Power Holdings LLC, Senior Notes	9.681%	7/2/26	1,450,000	1,547,875
Texas Competitive Electric Holdings Co. LLC / TCEH Finance Inc., Senior Secured Notes	15.000%	4/1/21	1,220,000	1,128,500	(a)
Total Electric Utilities				2,676,375
Gas Utilities — 0.4%
Ferrellgas LP/Ferrellgas Finance Corp., Senior Notes	6.500%	5/1/21	460,000	455,400	(a)
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	7.375%	3/15/20	740,000	799,200
Total Gas Utilities				1,254,600
Independent Power Producers & Energy Traders— 3.9%
Calpine Corp., Senior Secured Notes	7.875%	7/31/20	230,000	233,450	(a)
Calpine Corp., Senior Secured Notes	7.500%	2/15/21	1,640,000	1,619,500	(a)
Dynegy Inc., Bonds	7.670%	11/8/16	160,000	149,600
Edison Mission Energy, Senior Notes	7.625%	5/15/27	545,000	395,125
Energy Future Holdings Corp., Senior Notes	10.875%	11/1/17	3,131,000	2,269,975
Energy Future Holdings Corp., Senior Notes	11.250%	11/1/17	1,017,069	635,668	(g)
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., Senior Secured Notes	10.000%	12/1/20	1,279,000	1,318,206
Foresight Energy LLC/Foresight Energy Corp., Senior Notes	9.625%	8/15/17	1,930,000	2,055,450	(a)
Mirant Americas Generation LLC, Senior Notes	9.125%	5/1/31	1,775,000	1,704,000
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	526,119	586,623
NRG Energy Inc., Senior Notes	7.375%	1/15/17	45,000	45,562
Total Independent Power Producers & Energy Traders				11,013,159
TOTAL UTILITIES				14,944,134
TOTAL CORPORATE BONDS & NOTES (Cost — $240,139,986)				247,104,956
COLLATERALIZED SENIOR LOANS— 2.7%
CONSUMER DISCRETIONARY— 0.5%
Auto Components — 0.1%
Allison Transmission Inc., Term Loan B	3.010 - 3.050%	8/7/14	218,231	211,177	(i)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

November 30, 2010

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Media — 0.4%
Newsday LLC, Term Loan	10.500%	8/1/13	1,000,000	$1,066,250	(i)
TOTAL CONSUMER DISCRETIONARY				1,277,427
ENERGY — 0.4%
Energy Equipment & Services — 0.4%
Turbo Beta Ltd., Term Loan	14.500%	3/15/18	1,607,130	1,189,276	(d)(i)
FINANCIALS — 0.6%
Real Estate Management & Development — 0.6%
Realogy Corp., Term Loan	13.500%	10/15/17	1,500,000	1,631,250	(i)
INDUSTRIALS — 0.1%
Aerospace & Defense — 0.1%
Hawker Beechcraft Acquisition Co. LLC, Term Loan	2.256 - 2.289%	3/26/14	382,197	325,943	(i)
TELECOMMUNICATION SERVICES — 0.9%
Diversified Telecommunication Services — 0.3%
Level 3 Communications Inc., Term Loan	11.500%	3/13/14	750,000	812,579	(i)
Wireless Telecommunication Services — 0.6%
Vodafone Group PLC, Term Loan	6.875%	8/11/15	1,690,000	1,706,900	(c)(g)(i)
TOTAL TELECOMMUNICATION SERVICES				2,519,479
UTILITIES — 0.2%
Independent Power Producers & Energy Traders— 0.2%
Energy Future Holdings, Term Loan B3	3.753 - 3.789%	10/10/14	664,859	513,770	(i)
TOTAL COLLATERALIZED SENIOR LOANS (Cost — $7,573,100)				7,457,145
CONVERTIBLE BONDS & NOTES — 0.8%
INDUSTRIALS — 0.7%
Marine — 0.7%
Horizon Lines Inc., Senior Notes	4.250%	8/15/12	2,100,000	1,924,125
MATERIALS — 0.1%
Chemicals — 0.1%
Hercules Inc., Series Unit	6.500%	6/30/29	250,000	210,000
TOTAL CONVERTIBLE BONDS & NOTES (Cost — $2,093,300)				2,134,125

			SHARES
COMMON STOCKS — 1.3%
CONSUMER DISCRETIONARY — 1.0%
Media — 1.0%
Charter Communications Inc.			57,830	1,938,462	*(c)
Charter Communications Inc., Class A Shares			24,399	817,854	*
TOTAL CONSUMER DISCRETIONARY				2,756,316
ENERGY — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
SemGroup Corp., Class A Shares			5,434	141,929	*
INDUSTRIALS — 0.0%
Building Products — 0.0%
Ashton Woods USA LLC, Class B Membership			122	54,906	(c)(d)
Nortek Inc.			1,738	71,325	*
TOTAL INDUSTRIALS				126,231
MATERIALS — 0.2%
Chemicals — 0.2%
Georgia Gulf Corp.			37,920	770,914	*
TOTAL COMMON STOCKS (Cost — $3,437,196)				3,795,390
CONVERTIBLE PREFERRED STOCKS — 0.9%
FINANCIALS — 0.9%
Diversified Financial Services — 0.9%
Bank of America Corp.	7.250%		1,820	1,692,600
Citigroup Inc.	7.500%		5,667	708,375
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $2,372,776)				2,400,975

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

November 30, 2010

WESTERN ASSET MANAGED HIGH INCOME FUND INC.

SECURITY	RATE		SHARES	VALUE
PREFERRED STOCKS — 1.6%
FINANCIALS — 1.6%
Commercial Banks — 0.3%
Banesto Holdings Ltd.	10.500%		32,000	$804,000	(a)
Diversified Financial Services — 1.3%
Citigroup Capital XII	8.500%		89,350	2,370,455	(f)
Citigroup Capital XIII	7.875%		46,675	1,226,619	(f)
Total Diversified Financial Services				3,597,074
TOTAL PREFERRED STOCKS (Cost — $4,257,485)				4,401,074

		EXPIRATION DATE	WARRANTS
WARRANTS — 0.0%
Buffets Restaurant Holdings		4/28/14	891	9	*(c)(d)
Charter Communications Inc.		11/30/14	1,790	9,174	*
Nortek Inc.		12/7/14	3,364	40,368	*(c)(d)
SemGroup Corp.		11/30/14	5,720	42,898	*(d)
Turbo Beta Ltd.		11/1/14	1	0	*(c)(d)
TOTAL WARRANTS (Cost — $46,471)				92,449
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $259,920,314)				267,386,114

		MATURITY DATE	FACE AMOUNT †
SHORT-TERM INVESTMENTS — 1.0%
U.S. Government Agencies — 0.0%
Federal National Mortgage Association (FNMA), Discount Notes (Cost - $98,895)	0.240%	5/9/11	99,000	98,917	(j)(k)
Repurchase Agreements — 1.0%
Morgan Stanley tri-party repurchase agreement dated 11/30/10; Proceeds at maturity - $2,751,017; (Fully collateralized by U.S. government agency obligations, 1.230% due 8/23/13; Market value - $2,806,415) (Cost - $2,751,000)	0.220%	12/1/10	2,751,000	2,751,000
TOTAL SHORT-TERM INVESTMENTS (Cost — $2,849,895)				2,849,917
TOTAL INVESTMENTS — 96.8% (Cost — $262,770,209#)				270,236,031
Other Assets in Excess of Liabilities — 3.2%				8,848,690
TOTAL NET ASSETS — 100.0%				$279,084,721
†				Face amount denominated in U.S. dollars, unless otherwise noted.
*				Non-income producing security.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)				The coupon payment on these securities is currently in default as of November 30, 2010.
(c)				Security is valued in good faith at fair value in accordance with procedures approved by the Board of Directors (See Note 1).
(d)				Illiquid security.
(e)				The maturity principal is currently in default as of November 30, 2010.
(f)				Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2010.
(g)				Payment-in-kind security for which part of the income earned may be paid as additional principal.
(h)				Security has no maturity date. The date shown represents the next call date.
(i)				Interest rates disclosed represent the effective rates on collateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(j)				Rate shown represents yield-to-maturity.
(k)				All or a portion of this security is held at the broker as collateral for open futures contracts.
#				Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
EUR - Euro

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Managed High Income Fund Inc. (the “Fund”) was incorporated in Maryland on December 24, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is high current income. Capital appreciation is a secondary objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.  Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities at fair value:

ASSETS
	QUOTED PRICES	OTHER SIGNIFICANT OBSERVABLE INPUTS	SIGNIFICANT UNOBSERVABLE INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$245,148,223	$1,956,733	$247,104,956
Collateralized senior loans	—	5,750,245	1,706,900	7,457,145
Convertible bonds and notes	—	2,134,125	—	2,134,125
Common stocks:
Consumer discretionary	$817,854	1,938,462	—	2,756,316
Industrials	71,325	—	54,906	126,231
Other common stocks	912,843	—	—	912,843
Convertible preferred stocks	2,400,975	—	—	2,400,975
Preferred stocks	3,597,074	804,000	—	4,401,074
Warrants	9,174	42,898	40,377	92,449
Total long-term investments	$7,809,245	$255,817,953	$3,758,916	$267,386,114
Short-term investments†	—	2,849,917	—	2,849,917
Total investments	$7,809,245	$258,667,870	$3,758,916	$270,236,031
Other financial instruments:
Futures contracts	$44,083	—	—	$44,083
Forward foreign currency contracts	—	$128,191	—	128,191
Total other financial instruments	$44,083	$128,191	$—	$172,274
Total	$7,853,328	$258,796,061	$3,758,916	$270,408,305

LIABILITIES
	QUOTED PRICES	OTHER SIGNIFICANT OBSERVABLE INPUTS	SIGNIFICANT UNOBSERVABLE INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$27,161	—	—	$27,161
Forward foreign currency contracts	—	$18,650	—	18,650
Total	$27,161	$18,650	—	$45,811

† See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN	CORPORATE BONDS &		COLLATERALIZED	COMMON STOCKS
SECURITIES	NOTES		SENIOR LOANS	INDUSTRIALS		WARRANTS	TOTAL
Balance as of February 28, 2010	$0	*	—	—		$42,900	$42,900
Accrued premiums/discounts	9		$619	—		—	628
Realized gain (loss)	—		—	—		—	—
Change in unrealized appreciation (depreciation)[1]	(9)		27,519	$54,906		(2,523)	79,893
Net purchases (sales)	1,186,966		1,678,762	0	*	—	2,865,728
Transfers into Level 3	769,767		—	—		—	769,767
Transfers out of Level 3	—		—	—		—	—
Balance as of November 30, 2010	$1,956,733		$1,706,900	$54,906		$40,377	$3,758,916
Net change in unrealized appreciation (depreciation) for investments in securities still held at November30, 2010[1]	$(9)		$27,519	$54,906		$(2,523)	$79,893

* Value is less than $1.

1 Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures Contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Credit and Market Risk.  The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

Notes to Schedule of Investments (unaudited) (continued)

(g) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At November 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$19,100,017
Gross unrealized depreciation	(11,634,195)
Net unrealized appreciation	$7,465,822

At November 30, 2010, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED GAIN (LOSS)
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	25	3/11	$3,259,042	$3,303,125	$44,083
Contracts to Sell:
U.S. Treasury 5-Year Notes	75	3/11	8,981,842	8,988,867	(7,025)
U.S. Treasury 5-Year Notes	25	12/10	2,995,489	3,015,625	(20,136)
					(27,161)
Net unrealized gain on open futures contracts					$16,922

At November 30, 2010, the Fund had the following open forward foreign currency contracts:

FOREIGN CURRENCY	COUNTERPARTY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED GAIN (LOSS)
Contracts to Buy:
Euro	Citibank, N.A.	582,854	$756,350	2/14/11	$(18,650)
Contracts to Sell:
Euro	Royal Bank of Scotland PLC	575,000	746,157	2/14/11	33,547
Euro	Citibank, N.A.	578,467	750,657	2/14/11	36,580
Euro	Citibank, N.A.	800,000	1,038,132	2/14/11	58,064
					128,191
Net unrealized gain on open forward foreign currency contracts					$109,541

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at November 30, 2010.

	Futures Contracts		Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Unrealized Appreciation	Unrealized Depreciation	Total
Interest Rate Contracts	$44,083	$(27,161)	—	—	$16,922
Foreign Exchange Contracts	—	—	$128,191	$(18,650)	109,541
Total	$44,083	$(27,161)	$128,191	$(18,650)	$126,463

Notes to Schedule of Investments (unaudited) (continued)

During the period ended November 30, 2010, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$3,299,453
Futures contracts (to sell)	11,843,028
Forward foreign currency contracts (to buy)	75,635
Forward foreign currency contracts (to sell)	937,418

The Fund’s contracts with derivative counterparties contain several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund.  Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s Net Asset Value or NAV.  The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Managed High Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: January 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: January 24, 2011

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: January 24, 2011